Related party transactions (Details)			1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 06, 2021 USD ($) numberOfContracts $ / shares shares	Jun. 17, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 28, 2021 shares	Jan. 31, 2020 shares
Related Party Transaction
Number of directors | numberOfContracts	1
Liability related to sale of future royalty and sales milestones, net				$ 47,000,000.0	$ 47,000,000.0
Non-cash interest expense on liability related to sale of future royalties and sales milestones					1,093,000	$ 0	$ 0
Number of shares issued in transaction (shares) | shares		2,069,466	1,718,506
Gross proceeds from sale of stock	$ 100,000,000.0
Proceeds of issuance of ordinary shares, net of issuance costs		$ 14,300,000	$ 15,300,000		29,600,000
Exercise price, per warrant or right | $ / shares	$ 7.35
Strategic Collaboration and Financing Agreement
Related Party Transaction
Variable consideration amount, agreement inception					150,000,000
American Depositary Shares Under Blackstone Agreement
Related Party Transaction
Securities called by warrants | shares	3,265,306
Blackstone
Related Party Transaction
Variable consideration amount, agreement inception					150,000,000
Blackstone | Affiliated Entity
Related Party Transaction
Proceeds from liability related to the sale of future royalties and sales milestones					50,000,000
Remaining performance obligation, variable consideration amount	$ 100,000,000
License
Related Party Transaction
Total License revenue					$ 1,507,000	242,000	$ 0
License | Investee of Syncona Portfolio Limited
Related Party Transaction
Total License revenue						$ 242,000
Autolus | Blackstone
Related Party Transaction
Ownership percent, more than	10.00%
Autolus | License | Investee of Syncona Portfolio Limited
Related Party Transaction
Ownership percent, more than				10.00%	10.00%
Syncona LLP
Related Party Transaction
Warrants granted | shares								3,571,428	1,363,636
Ordinary shares
Related Party Transaction
Number of shares issued in transaction (shares) | shares	17,985,611			17,985,611	3,787,972
Per share price of issuance (usd per share) | $ / shares	$ 5.56
Gross proceeds from sale of stock	$ 100,000,000
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98,000,000.0
Ordinary shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Related Party Transaction
Securities called by warrants | shares	3,265,306